May 23, 2012
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Statutory Prospectus for Class A and Class C shares of Allianz NFJ International Small-Cap Value Fund (the “Fund”), a new series of the Trust.

2.	Statutory Prospectus for Institutional Class, Class P and Class D shares of the Fund.

3.	The Statement of Additional Information of the Fund.
The Amendment is being submitted to register Class A, Class C, Class D, Class P and Institutional Class shares of the Fund. The Amendment does not contain any disclosure relating to the Trust that would, in our view, render it ineligible to become effective pursuant to paragraph (b) of Rule 485. No information relating to any other series or shares of the Trust is amended or superseded hereby.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4929) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Lisa Ragosta
Lisa Ragosta, Esq.

cc:	Brian S. Shlissel Thomas J. Fuccillo, Esq. Angela Borreggine, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Timothy Cormier, Esq.
May 23, 2012